CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,060,679	$ 2,262,100	¥ 10,243,500
Restricted cash	3,008,428	423,728	1,027,454
Restricted short-term investments	7,485,562	1,054,319	8,945,271
Short-term investments	1,023,695	144,184
Advances to suppliers - a related party	6,555	923	56,860
Advances to suppliers - third parties	4,559,224	642,153	3,271,284
Inventories, net	18,215,537	2,565,605	17,450,284
Foreign exchange forward contract receivables	103,100	14,521	119,625
Other receivables - related parties	¥ 27,412	$ 3,861	¥ 23,105
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Held-for-sale assets	¥ 2,003,417	$ 282,175
Available-for-sale securities	0	0	¥ 104,499
Prepayments and other current assets	3,402,812	479,276	3,290,903
Total current assets	82,945,199	11,682,586	68,327,294
Non-current assets:
Restricted long-term investments	1,536,198	216,369	1,378,680
Long-term investments	2,117,628	298,262	1,711,072
Property, plant and equipment, net	41,267,187	5,812,362	32,290,088
Land use rights, net	1,821,012	256,484	1,431,424
Intangible assets, net	569,088	80,154	79,600
Deferred tax assets	1,290,004	181,693	704,244
Financing lease right-of-use assets, net	82,293	11,591	558,407
Operating lease right-of-use assets, net	660,138	92,978	396,966
Advances to suppliers to be utilized beyond one year	648,377	91,322	310,375
Available-for-sale securities-non-current	104,134	14,667	0
Total non-current assets	52,886,626	7,448,925	40,334,888
Total assets	135,831,825	19,131,511	108,662,182
Current liabilities:
Accrued payroll and welfare expenses	2,798,964	394,226	2,035,931
Advances from a related party	3,412	481	3,829
Advances from third parties	6,961,886	980,561	9,220,267
Income tax payables	1,016,039	143,106	737,735
Foreign exchange forward derivatives payables	26,466	3,728	63,137
Convertible senior notes	782,969	110,279
Financing lease liabilities - current	36,587	5,153	168,381
Operating lease liabilities - current	119,344	16,809	65,489
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	13,583,774	1,913,234	12,419,170
Other payables and accruals - third parties	13,436,902	1,892,546	9,214,384
Other payables and accruals - related parties	11,599	1,634	5,964
Held-for-sale liabilities	1,117,005	157,327
Total current liabilities	81,060,645	11,417,151	64,936,186
Non-current liabilities:
Long-term borrowings	11,238,806	1,582,953	13,022,795
Long-term payables	2,378,684	335,031	601,759
Accrued warranty costs - non-current	2,145,426	302,177	1,422,276
Financing lease liabilities - non-current	0	0	69,881
Operating lease liabilities - non-current	557,136	78,471	339,885
Convertible notes	4,785,480	674,021	1,070,699
Deferred tax liability	131,506	18,522	194,808
Total non-current liabilities	21,237,038	2,991,175	16,722,103
Total liabilities	102,297,683	14,408,326	81,658,289
Commitment and contingencies
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 204,135,029 and 209,920,447 shares issued as of December 31, 2022 and December 31, 2023, respectively)	29	4	28
Additional paid-in capital	10,738,376	1,512,469	9,912,931
Accumulated other comprehensive income	359,584	50,646	217,563
Treasury stock, at cost; 2,945,840 and 1,360,000 ordinary shares as of December 31, 2022 and December 31, 2023	(79,282)	(11,167)	(43,170)
Retained earnings	9,137,727	1,287,022	6,249,883
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	20,156,434	2,838,974	16,337,235
Non-controlling interests	13,377,708	1,884,211	10,666,658
Total shareholders' equity	33,534,142	4,723,185	27,003,893
Total liabilities, non-controlling interest and shareholders' equity	135,831,825	19,131,511	108,662,182
Related parties
Current assets:
Accounts receivable, net - third parties	296,512	41,763	139,713
Notes receivable, net - third parties	1,183	167	282,824
Non-current assets:
Other assets - third parties	55,236	7,780	52,363
Current liabilities:
Accounts payable - third parties	21,244	2,992
Notes payable - third parties	277,000	39,015	419,500
Third parties
Current assets:
Accounts receivable, net - third parties	22,662,181	3,191,901	16,674,876
Notes receivable, net - third parties	4,088,902	575,910	6,697,096
Non-current assets:
Other assets - third parties	2,735,331	385,263	1,421,669
Current liabilities:
Accounts payable - third parties	15,453,922	2,176,639	10,378,076
Notes payable - third parties	¥ 25,413,532	$ 3,579,421	¥ 20,204,323